Summary of Land, Buildings, Equipment, and Other Depreciable Assets (Parenthetical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Cash received from disposals	$ 57	$ 30